FEDERATED INDEX TRUST

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                             December 31, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INDEX TRUST (the "Trust" or "Registrant")
            Federated Max-Cap Index Fund
            Federated Mid-Cap Index Fund
            Federated Mini-Cap Index Fund (collectively, the "Funds") 1933 Act File No. 33/33852
           1940 Act File No. 811-6061

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2003 that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 28 on December 30, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary